Condensed financial information of the parent company - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net cash used in operating activities	$ (271,218)	$ (199,262)	$ (123,620)
Cash flows from investing activities
Net cash (used in) investing activities	56,732	60,973	39,628
Cash flows from financing activities
Payment for repurchase of ordinary shares	(5,000)
Proceeds from issuance of convertible preferred shares, net of issuance costs	99,650	129,810	24,575
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost	1
Proceeds from resale of treasury stock	1,609	768	2,420
Repurchase for tax withholdings on vesting of restricted share units	(1,609)	(768)	(2,420)
Net cash provided by financing activities	197,879	139,747	90,005
Net increase (decrease) in cash	(16,607)	1,458	6,013
Effect of exchange rate changes on cash	897	(1,124)	(11,410)
Cash at the beginning of year	96,488	96,154	101,551
Cash at the end of year	80,778	96,488	96,154
At-the-Market Offering Agreements
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	49,470		65,430
Registered Direct Offering
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	70,730
Parent Company
Cash flows from operating activities
Receipt of refund from depository bank	3,802	0	520
Other cash used in operating activities	(9,729)	(4,044)	(4,459)
Net cash used in operating activities	(5,927)	(4,044)	(3,939)
Cash flows from investing activities
Payment to subsidiaries	220,481	118,884	84,760
Net cash (used in) investing activities	(220,481)	(118,884)	(84,760)
Cash flows from financing activities
Payment for repurchase of ordinary shares	(5,000)	0	0
Proceeds from issuance of convertible preferred shares, net of issuance costs	99,650	129,810	24,575
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost	1	0	0
Proceeds from resale of treasury stock	1,609	768	2,420
Repurchase for tax withholdings on vesting of restricted share units	(1,609)	(768)	(2,420)
Net cash provided by financing activities	214,851	129,810	90,005
Net increase (decrease) in cash	(11,557)	6,882	1,306
Effect of exchange rate changes on cash	0	0	(86)
Cash at the beginning of year	13,784	6,902	5,682
Cash at the end of year	2,227	13,784	6,902
Parent Company | At-the-Market Offering Agreements
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	(49,470)	0	(65,430)
Parent Company | Registered Direct Offering
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	$ 70,730	$ 0	$ 0